10-Q RELATED-PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
As of March 31, 2024 and December 31, 2023, $5,236 and $5,236, respectively, were due to affiliates as well as distributions to the former members of 1,159,712 as a part of the Business Combination as of March 31, 2024. As of March 31, 2024 and December 31, 2023, $760,364 and $1,007,528, respectively, was due from affiliates. The majority of the due from affiliate amount as of December 31, 2023 represents transaction costs incurred by the Company related to the planned business combination in which ERES had committed to reimburse the Company upon the consummation of the merger.
The SPV Purchase and Sale Note of $27,341,832 is a related party transaction given the transfer of cash and policies between the Company and the SPV, which is jointly owned by the Sponsor and former members of LMA and Abacus. The Sponsor PIK Note for $11,452,687 is also recorded as a related party transaction given the relationship between the Sponsor and the Company.
The Company has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”). The Company earns service revenue related to policy and administrative services on behalf of the Nova Funds. The servicing fee is equal to 50 basis points (0.50%) times the monthly invested amount in policies held by Nova Funds divided by 12. The Company earned $185,185 and $213,447 in service revenue related to the Nova Funds for the three months ended March 31, 2024 and 2023, respectively.
As of March 31, 2024, and December 31, 2023, there were $215,033 and $79,509, respectively, owed by the Nova Funds, which are included as related-party receivables in the consolidated balance sheets.
After the Merger, the Company also originates policies for the Nova Funds. For its origination services to the Nova Funds, the Company earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. For the three months ended March 31, 2024 and 2023 the Company did not earn any related party origination revenue from the Nova Funds. A summary of origination transactions with the Nova Funds is presented below:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Cost	$685	$—
RELATED-PARTY TRANSACTIONS
As of December 31, 2023 and 2022, $5,236 and $263,785, respectively, were due to former members and affiliates primarily for reimbursable transaction costs as well as distributions to former members of $1,159,712 as a part of the Business Combination as of December 31, 2023. As of December 31, 2023 and 2022, $1,007,528 and $2,904,646, respectively, was due from affiliates, respectively. The majority of the due from affiliate amount as of December 31, 2022 represents transaction costs incurred by the Company related to the planned business combination in which ERES had committed to reimburse the Company upon the consummation of the merger.
The SPV Purchase and Sale Note of $25,000,000 was recorded as a related party transaction due to transfers of cash and policies between the Company and the SPV, which is jointly owned by the Sponsor and former members of LMA and Abacus. Also, the Sponsor PIK Note for $10,471,648 is also recorded as a related party transaction due to the relationship between the Sponsor and the Company. Refer to Note 13, Long-Term Debt, for more information.
The Company has a related-party relationship with Nova Trading (US), LLC (“Nova Trading”), a Delaware limited liability company and Nova Holding (US) LP, a Delaware limited partnership (“Nova Holding” and collectively with Nova Trading, the “Nova Funds”). The Company also earns service revenue related to policy and administrative services on behalf of Nova Funds. The servicing fee is equal to 50 basis points (0.50%) times the monthly invested amount in policies held by Nova Funds divided by 12. The Company earned $778,678 and $818,300 in service revenue related to Nova Funds for the years ended December 31, 2023 and 2022, respectively.
As of December 31, 2023, and 2022, there were $79,509 and $196,289, respectively owed from the Nova Funds, which are included as related-party receivables in the accompanying consolidated balance sheets.
The Company also originates policies for the Nova Funds. For its origination services to the Nova Funds, the Company earns origination fees equal to the lesser of (i) 2% of the net death benefit for the policy or (ii) $20,000. In addition to the Nova Funds, the Company also has other affiliated investors that provide origination services. For the year ended December 31, 2022, the Company did not earn any related party origination revenue for the Nova Funds. For the year ended December 31, 2023, revenue earned, and contracts originated are below.

Year Ended December 31, 2023
Origination fee revenue	$259,517
Transaction reimbursement revenue	235,455
Total	$494,972
Cost	$99,456
Face value	$46,650,000
Total policies	7
Average Age	70